Stock-Based Compensation (Details) - Schedule of Restricted and Performance Stock Unit Activity - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Restricted and Performance Stock Unit Activity [Abstract]
Outstanding beginning, Shares	3,134,677	3,134,677
Outstanding beginning, Weighted Average Grant Date Fair Value	$ 4.73		$ 4.73	$ 0
Awarded, Shares	246,123		166,927	1,726,488
Awarded, Weighted Average Grant Date Fair Value	$ 2.76
Released, Shares	(298,531)
Released, Weighted Average Grant Date Fair Value	$ 4.26
Forfeited, Shares	(72,636)		(609,901)	(91,634)
Forfeited, Weighted Average Grant Date Fair Value	$ 4.73		$ 4.73
Outstanding ending, Shares	3,009,633	3,134,677	3,134,677
Outstanding ending, Weighted Average Grant Date Fair Value	$ 4.61
Outstanding ending, Aggregate Intrinsic Value	$ 8,953,659		$ 11,723,692